Financial Risk Management - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Financial Risk Management [Line Items]
Change in interest rate effect on profit loss	5.00%
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of forecast net sales	20.00%
Increase non-current borrowing	$ 0.2
Decrease in profit	0.2
Decrease non-current borrowings	0.3
Increase in profit	$ 0.3
Percentage of decrease in net sales	20.00%
Currency Risk | USD
Disclosure of Financial Risk Management [Line Items]
Percentage of cash held	89.00%	86.00%
Currency Risk | AUD
Disclosure of Financial Risk Management [Line Items]
Percentage of cash held	11.00%	14.00%
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in tax rate	10.00%	10.00%
Liquidity Risk
Disclosure of Financial Risk Management [Line Items]
Non-interest bearing financial liabilities maturing period	6 months	6 months